December 2, 2011

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Fixed Income Securities Funds (the “Trust”)
File No. 2-47371

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated November 22, 2011, filed pursuant to Rule 497(e), for the
Vanguard Long-Term Investment-Grade Fund, a series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at
(610) 669-1955.

Sincerely,

Tara R. Buckley
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Brion Thompson, Esq.

U.S. Securities and Exchange Commission